Earnings per Share (Details 1) (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total antidilutive common stock equivalents excluded from dilutive earnings per share	24,352,508	9,745,086
Stock options
Total antidilutive common stock equivalents excluded from dilutive earnings per share	6,737,375	7,269,656
Warrant
Total antidilutive common stock equivalents excluded from dilutive earnings per share	12,140,133	775,430
Convertible debt
Total antidilutive common stock equivalents excluded from dilutive earnings per share	5,475,000	1,700,000